497(e)
                                                                       333-72714

MONY Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED JULY 6, 2007 TO THE MAY 1, 2007 PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR MONY VARIABLE ANNUITY
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


POSTPONEMENT OF PORTFOLIO SUBSTITUTIONS

The July 9, 2007 and August 20, 2007 substitutions of interests in the variable investment options listed below and described in the May 1, 2007 supplement to your prospectus have been temporarily postponed. Pending regulatory approval, the substitution transactions are now expected to occur on or about August 20, 2007 and November 19, 2007, respectively. The July 9, 2007 substitution of interests in the Oppenheimer Global Securities/VA (Service Class) variable investment option for interests in the UIF Global Value Equity (Share Class I) variable investment option described in the May 1, 2007 supplement to your prospectus has been cancelled. As a result, the UIF Global Value Equity (Share Class I) variable investment option will continue to be available under your contract after July 9, 2007. For more information about the substitutions, please refer to your May 1, 2007 prospectus and prospectus supplement.

The substitutions of interests in the MFS Mid Cap Growth Series, MFS New Discovery Series and UIF U.S. Real Estate Portfolios will occur on or about August 20, 2007. The substitutions of interests in the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American MidCap Growth, Dreyfus IP Small Cap Stock Index, Janus Aspen Series Flexible Bond, Old Mutual Select Value, Oppenheimer Main Street Fund/VA, Alger American Balanced and MFS Total Return Portfolios will occur on or about November 19, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:


------------------------------------------------------------------------------------------------------
Trust                                                       Trust/Share Class
Replaced (Current) Portfolio                                Surviving/New Portfolio
------------------------------------------------------------------------------------------------------
                                                            EQ Advisors Trust --
                                                            Class 1A Shares
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND (SERIES I)                EQ/FI MID CAP
------------------------------------------------------------------------------------------------------
ALGER AMERICAN MID-CAP GROWTH (CLASS O SHARES)              EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT                                          EQ/SMALL COMPANY INDEX
 PORTFOLIO -- SMALL CAP STOCK INDEX PORTFOLIO (SERVICE
 SHARES)
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL   EQ/JPMORGAN CORE BOND
 AND SERVICE SHARES)
------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES (INITIAL CLASS)                   EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES (INITIAL CLASS)                    EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE PORTFOLIO                           EQ/ALLIANCEBERNSTEIN VALUE
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA(SERVICE CLASS)              EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE (SHARE CLASS I)                        EQ/VAN KAMPEN REAL ESTATE
------------------------------------------------------------------------------------------------------


MNY REAL ES. II (6/07)                                                  x01713
139254 (6/07)                                                -NB/IF-MNY/MLA VA

-----------------------------------------------------------------------------------------------
Trust                                                Trust/Share Class
Replaced (Current) Portfolio                         Surviving/New Portfolio
-----------------------------------------------------------------------------------------------
                                                     EQ Advisors Trust --
                                                     Class 1B Shares
-----------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND (SERIES I)                 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------
                                                     Franklin Templeton Variable
                                                     Insurance Products Trust --
                                                     Class 2 Shares
-----------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO (CLASS O SHARES)   FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------------
MFS TOTAL RETURN (INITIAL CLASS)                     FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------------

                          MONY Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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